Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Equity issuance costs	$ 37